Tangible assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Tangible Assets Abstract
Impairment expense	R$ 14,720	R$ 4,984